Net Changes in Total Valuation Allowance for Deferred Tax Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ 189,894	¥ 284,835	¥ 309,268
Additions	34,485	23,390	38,285
Deductions	(50,247)	(128,928)	(70,986)
Other	(4,321)	10,597	8,268
Valuation allowance at end of year	¥ 169,811	¥ 189,894	¥ 284,835